INCOME TAXES, Significant Components of Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [Abstract]
Current tax provision					$ 221	$ 34
Deferred tax provision			$ (107)	$ 677	1,373	843
Provision for income taxes	$ 191	$ 89	$ 359	$ 198	$ 1,594	$ 877